Revenue Recognition - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Deferred revenue, beginning of period	$ 321	$ 129
Deferred revenue, end of period	1,797	321
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	$ 321	$ 129